Commitments and Contingencies - Schedule of Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	$ 352	$ 366
Commonwealth Edison Co [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	279	293
PECO Energy Co [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	22	23
Baltimore Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	6	2
Pepco Holdings LLC [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	42	44
Potomac Electric Power Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	40	42
Delmarva Power & Light Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	1	1
Atlantic City Electric Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	1	1
Accrual For MGP Investigation And Remediation [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	303	314
Accrual For MGP Investigation And Remediation [Member] | Commonwealth Edison Co [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	279	293
Accrual For MGP Investigation And Remediation [Member] | PECO Energy Co [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	20	21
Accrual For MGP Investigation And Remediation [Member] | Baltimore Gas and Electric Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	4	0
Accrual For MGP Investigation And Remediation [Member] | Pepco Holdings LLC [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	0	0
Accrual For MGP Investigation And Remediation [Member] | Potomac Electric Power Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	0	0
Accrual For MGP Investigation And Remediation [Member] | Delmarva Power & Light Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	0	0
Accrual For MGP Investigation And Remediation [Member] | Atlantic City Electric Company [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross	$ 0	$ 0